Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information of Joint Ventures

The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of the Excalibur and Excelsior Joint Ventures.

	As at December 31,
	2012(1)(2)	2011(2)
	$	$
Cash and restricted cash	155,943	94,508
Other assets ☐ current	57,868	34,100
Vessels and equipment	1,653,273	226,794
Net investments in direct financing leases ☐ non-current	1,938,011	1,728,702
Other assets ☐ non-current	180,898	165,912

Current portion of long-term debt(3)	1,075,853	71,073
Other liabilities ☐ current	122,702	69,826
Long-term debt	1,603,118	1,483,675
Other liabilities ☐ non-current	446,733	315,271

	Years ended December 31,
	2012(1)(2)	2011(2)	2010(4)
	$	$	$
Voyage revenues	412,974	167,094	106,371
Income from vessel operations	278,067	124,553	83,992
Realized and unrealized loss on derivative instruments	(39,428)	(41,622)	(35,173)
Net Income	180,059	51,492	20,092

(1)	The results included for the Teekay LNG-Marubeni Joint Venture were from the acquisition of the MALT LNG Carriers, which were acquired on February 28, 2012.
(2)	The results included for the Angola Joint Venture were from the time the vessels were delivered from August, September, October 2011 and January 2012, respectively.
(3)

The Teekay LNG-Marubeni Joint Venture expects to refinance its existing debt facility maturing in August 2013 with two long-term project facilities and a medium-term facility, secured by all of the vessels under the joint venture as well as through guarantees from the joint venture partners based on their relative share holdings.

(4)	The results included for the Excalibur and Excelsior Joint Ventures were from November 4, 2010.